Note 2 - Significant Accounting Policies and Basis of Presentation (Details Textual) - USD ($) shares in Millions	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 5,114,917	$ 12,651,728		$ 5,114,917	$ 5,787,110
Cost Reimbursements from SBIR Grant as Offset to Research and Development Expenses		$ 58,900	$ 382,000	$ 459,000	$ 538,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		6.8	7.3	7.3	0.6
Asset Impairment Charges, Total	$ 0	$ 0	$ 0	$ 0	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 100,367